Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 1,087	$ 1,282
Accrued research and development costs		26
Salaries, employment taxes and benefits	64	183
Financing of insurance premiums	4	738
PIP study payables	118
Accrued severance	427	231
Other accrued liabilities	448	331
Payables and accrued liabilities	$ 2,148	$ 2,791